EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mineral properties under development and construction, at historical rates
At beginning of period	$ (710)
Depreciation	154	$ 106
At end of period	(7,635)	(710)
Other expenses
Mineral properties under development and construction, at historical rates
Depreciation	200
Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(1,165)	(620)
Additions	5,118	520
Transfers from construction (note 9)	2,484
Due to changes in exchange rates	(83)	25
At end of period	(8,684)	(1,165)
Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	455	336
Depreciation	600	106
Due to changes in exchange rates	(6)	13
At end of period	1,049	455
Machinery and equipment
Mineral properties under development and construction, at historical rates
At beginning of period	(157)
At end of period	(4,888)	(157)
Machinery and equipment | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(392)	(324)
Additions	2,437	72
Transfers from construction (note 9)	2,484
Due to changes in exchange rates	(75)	(4)
At end of period	(5,238)	(392)
Machinery and equipment | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	235	205
Depreciation	115	26
Due to changes in exchange rates		4
At end of period	350	235
Computer and software
Mineral properties under development and construction, at historical rates
At beginning of period	(187)
At end of period	(616)	(187)
Computer and software | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(320)	(150)
Additions	527	160
Due to changes in exchange rates	(13)	10
At end of period	(834)	(320)
Computer and software | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	133	96
Depreciation	86	30
Due to changes in exchange rates	(1)	7
At end of period	218	133
Other assets
Mineral properties under development and construction, at historical rates
At beginning of period	(86)
At end of period	(357)	(86)
Other assets | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(115)	(57)
Additions	318	55
Due to changes in exchange rates	(6)	3
At end of period	(427)	(115)
Other assets | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	29	17
Depreciation	41	11
Due to changes in exchange rates		1
At end of period	70	29
Buildings
Mineral properties under development and construction, at historical rates
At end of period	(60)
Buildings | Cost
Mineral properties under development and construction, at historical rates
Additions	67
Due to changes in exchange rates	(1)
At end of period	(66)
Buildings | Accumulated depreciation
Mineral properties under development and construction, at historical rates
Depreciation	6
At end of period	6
Right of use assets
Mineral properties under development and construction, at historical rates
At beginning of period	(280)
At end of period	(1,714)	(280)
Right of use assets | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(338)	(89)
Additions	1,769	233
Due to changes in exchange rates	12	16
At end of period	(2,119)	(338)
Right of use assets | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	58	18
Depreciation	352	39
Due to changes in exchange rates	(5)	1
At end of period	405	$ 58
Equipment
Mineral properties under development and construction, at historical rates
Depreciation	600
Inventories
Mineral properties under development and construction, at historical rates
Depreciation	200
Construction in progress
Mineral properties under development and construction, at historical rates
Depreciation	$ 200